Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES
We are the primary beneficiary of five VIEs in solar energy projects that we consolidated as of December 31, 2012, three of which existed and were consolidated by the company as of December 31, 2011. During the year ended December 31, 2012, one solar energy system project company that was consolidated as of December 31, 2011 was sold and deconsolidated.
The carrying amounts and classification of our consolidated VIEs’ assets and liabilities included in our consolidated balance sheet are as follows:

	As of December 31,
	2012	2011
In millions
Current assets	$10.3	$3.6
Noncurrent assets	56.2	62.7
Total assets	$66.5	$66.3
Current liabilities	$(8.5)	$(10.9)
Noncurrent liabilities	(69.6)	(57.4)
Total liabilities	$(78.1)	$(68.3)

The amounts shown in the table above exclude intercompany balances which are eliminated upon consolidation. All of the assets in the table above are restricted for settlement of the VIE obligations, and all of the liabilities in the table above can only be settled using VIE resources. The company has not identified any material VIEs during the year ended December 31, 2012, for which we determined that we are not the primary beneficiary and thus did not consolidate.